Condensed Consolidated Interim Statements of Cash Flows (Unaudited)	6 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Cash flows from operating activities:
Net loss for the period	$ (43,792,187)	$ (30,957,782)	$ (84,424,529)	$ (124,264,230)
Adjustments:
Depreciation of property, plant and equipment	462,193	1,411,846	2,723,751	3,961,317
Non-cash lease expense	314,900	432,742	710,984	320,669
Amortization of intangible assets	952,057	1,775,889	3,356,728	15,100,717
Impairment loss on goodwill	7,570,471		3,288,847	26,898,016
Share-based payment	1,826,983	5,237,918	7,816,845	9,885,138
Impairment loss on tradenames	2,593,529
Impairment loss on inventories	3,079,997	3,009,098	3,772,066	18,962,254
Expected credit losses	133,685	1,987,134	1,675,390	6,995,747
Non-employee compensation related to warrants		153,650	178,917	1,903,571
Loss on issuance of derivatives	2,126,955
Net finance expense	1,294,089	809,559	2,136,855	961,036
Unrealized foreign exchange (gain) loss	(6,020,830)	486,852	(117,297)	(1,794,737)
Change in revaluation of marketable securities		89,924	107,203	(169,216)
Interest received	1,440	7,167	8,649	37,911
Interest paid	(44,784)	(391,022)	(970,900)	(689,574)
Revaluation of derivatives	(7,715,810)	(7,461,839)	(7,035,118)	(7,974,549)
Impairment loss on property, plant and equipment		2,414,702	14,765,582	10,747,692
Impairment loss on assets held for sale	15,346,119
Impairment loss on right-of-use assets				107,650
Impairment loss on intangibles			1,527,000
Payment of lease liabilities	(227,107)	(145,138)	(703,686)	(343,064)
Income tax expense	12,530	11,944	0	(3,477,711)
Net gains from sale of property, plant and equipment	(85,002)		0	(2,635)
Changes in operating assets and liabilities	8,087,556	(12,426,342)	(3,163,414)	(13,811,460)
Income taxes paid	(360)	(11,944)
Net cash used in operating activities	(14,083,576)	(33,565,642)	(54,346,127)	(56,645,458)
Cash flows from investing activities:
Maturity of previously restricted short-term investments			0	9,037
Acquisition of a subsidiary, net of cash acquired			0	(3,137,242)
Acquisition of property, plant and equipment	(601,743)	(524,844)	(1,938,870)	(6,618,016)
Acquisition of intangible assets		(436,018)	(432,714)	(389,784)
Proceeds from sale of property, plant and equipment			0	14,503
Sales of Acasti shares			44,360	0
Net cash used in investing activities:	(601,743)	(960,862)	(2,327,224)	(10,121,502)
Cash flows from financing activities:
Increase in Loans and Borrowings, Net of Financing Fees	3,250,000
Proceeds from sale of property, plant and equipment	85,002
Repayment of loans and borrowings			0	(2,457,839)
Withholding taxes paid pursuant to the settlement of non-treasury RSUs	(260,034)	(978,117)	(1,411,515)	(717,135)
Issuance of shares and warrants costs	(465,211)		(636,847)	(6,174,452)
Proceeds from exercise of options and pre-funded warrants	65		650	7,478,960
Net cash provided by (used in) financing activities:	7,609,824	(978,117)	5,952,288	115,000,959
Foreign exchange loss on cash and cash equivalents	(256,243)	(13,054)	(389,485)	(185,672)
Net decrease in cash and cash equivalents	(7,331,738)	(35,517,675)	(51,110,548)	48,048,327
Cash and cash equivalents, beginning of period	8,726,341	59,836,889	59,836,889	11,788,562
Cash and cash equivalents as at September 30, 2022 and 2021	1,394,603	24,319,214	8,726,341	59,836,889
Cash and cash equivalents is comprised of:
Cash	1,394,603	24,319,214	8,726,341	59,836,889
Increase (Decrease) in Operating Capital [Abstract]
Trade and other receivables	2,519,493	(2,749,349)	(163,066)	(8,518,941)
Prepaid expenses	1,107,312	(465,022)	(279,770)	(994,471)
Inventories	(1,829,027)	(1,188,778)	(2,674,208)	(17,631,474)
Trade and other payables	1,766,915	(7,067,094)	2,654,024	11,965,278
Deferred revenues	(154,540)	452,621	(1,563,113)	634,393
Provisions	4,742,091	(1,256,033)	(1,137,281)	733,755
Other liabilities	(64,688)	(152,687)
Changes in operating assets and liabilities	8,087,556	$ (12,426,342)	(3,163,414)	(13,811,460)
At-The-Market Offering
Cash flows from financing activities:
Net proceeds from share issuance			0	13,736,868
Direct Offering
Cash flows from financing activities:
Gross proceeds from the issuance of shares and warrants through a Direct Offering	$ 5,000,002		8,000,000	12,833,713
Private Placement
Cash flows from financing activities:
Gross proceeds from the issuance of shares and warrants through a Direct Offering			0	35,300,844
Registered Direct Offering Priced At-the-market and Concurrent Private Placement
Cash flows from financing activities:
Gross proceeds from the issuance of shares and warrants through a Direct Offering			$ 0	$ 55,000,000